Share-based compensation arrangements (Tables)	12 Months Ended
Dec. 31, 2025
Share-based compensation arrangements
Schedule of share options activities and restricted share units activities

	For the year ended December 31,
	2023		2024		2025
	Weighted		Weighted		Weighted
	average		average		average
	exercise price	Number of	exercise price	Number of	exercise price	Number of
	USD	options	USD	options	USD	options
Outstanding as of January 1	0.9	103,897,771	0.9	109,142,239	1.2	121,852,549
Granted	1.2	10,834,516	2.7	16,276,585	1.2	81,966
Expired	0.6	(935,335)	0.8	(643,187)	0.6	(1,549,294)
Modified	—	—	—	—	1.2	(915,730)
Forfeited	0.9	(4,654,713)	1.2	(2,923,088)	1.2	(2,314,650)
Exercised	—	—	—	—	0.7	(21,994,184)
Outstanding as of December 31	0.9	109,142,239	1.2	121,852,549	1.3	95,160,657
Exercisable as of December 31		—	1.2	84,685,936	1.3	86,543,577

Summary of fair value of share options

	For the year ended December 31,
	2023	2024	2025
Fair value of the Company’s ordinary shares	USD3.46 per share	USD3.47-USD4.82 per share	USD5.53 per share
Expected volatility	52.0%	52.0%-52.3%	52.6%
Exercise multiple	2.2x-2.8x	2.2x-2.8x	2.8x
Expected dividends	0%	0%	0%
Risk-free interest rate (per annum)	4.05%	4.0%-4.51%	4.52%
Expected term	10 years	10 years	10 years

Schedule of restricted share units' activities

	For the year ended December 31,
	2023	2024	2025
	Number of restricted	Number of restricted	Number of restricted
	share units	share units	share units
Outstanding as of January 1	194,569,490	194,035,796	6,781,568
Granted	—	20,281,568	20,610,865
Modified	—	—	693,524
Forfeited	(533,694)	(470,649)	(2,110,061)
Vested	—	(207,065,147)	(3,561,936)
Outstanding as of December 31	194,035,796	6,781,568	22,413,960